Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable and Other Liabilities
Schedule of accounts payable and other liabilities

	December 31,
	2013	2012
	(in thousands)
Accounts payable	$22,113	$14,630
Deferred revenue and income	8,310	7,114
Community development district obligations (Note 10)	7,271	9,680
Accrued interest	5,588	676
Accrued compensation and employee benefits	4,368	3,531
Warranty reserves (Note 11)	1,558	1,077
Other	5,712	3,299

Total accounts payable and other liabilities	$54,920	$40,007